BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (TABLES)	12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Revision of Previously Issued Financial Statements [Abstract]
Revision of Previously Issued Financial Statements [Table Text Block]
	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Balance Sheet Data:

As Reported
ASSETS
Current assets:
Cash and cash equivalents	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5
Accounts receivable, including retentions	—	—	771.2	811.8	(28.2)	1,554.8
Costs and accrued earnings in excess of billings on contracts	—	—	876.9	515.7	(8.3)	1,384.3
Less receivable allowances	—	—	(29.1)	(40.6)	—	(69.7)
Net accounts receivable	—	—	1,619.0	1,286.9	(36.5)	2,869.4
Intercompany accounts receivable	1,765.8	22.4	4,248.9	1,530.6	(7,567.7)	—
Deferred tax assets	6.8	—	60.3	0.5	—	67.6
Inventory	—	—	5.5	56.0	—	61.5
Other current assets	38.2	—	65.5	111.3	(10.8)	204.2
Total current assets	1,825.2	22.4	6,015.5	3,270.7	(7,616.6)	3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,400.5	20.7	1,812.0	258.9	(7,213.8)	278.3
Property and equipment at cost, net	26.9	—	159.7	500.9	—	687.5
Intangible assets, net	0.2	—	223.5	468.5	—	692.2
Goodwill	—	—	1,778.7	1,468.4	—	3,247.1
Other long-term assets	22.4	—	231.3	115.3	(4.8)	364.2
Total assets	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$18.9	$—	$10.0	$42.9	$—	$71.8
Accounts payable and subcontractors payable, including retentions	4.1	—	382.8	454.8	(38.2)	803.5
Accrued salaries and employee benefits	41.1	—	362.6	155.1	—	558.8
Billings in excess of costs and accrued earnings on contracts	—	—	146.4	143.0	(0.3)	289.1
Intercompany accounts payable	3,138.3	14.7	3,109.1	1,305.6	(7,567.7)	—
Short-term intercompany notes payable	14.3	—	20.0	599.2	(633.5)	—
Other current liabilities	59.4	8.6	146.3	74.0	(10.5)	277.8
Total current liabilities	3,276.1	23.3	4,177.2	2,774.6	(8,250.2)	2,001.0
Long-term debt	952.2	699.6	16.9	323.8	—	1,992.5
Deferred tax liabilities	—	—	247.6	85.5	(4.8)	328.3
Self-insurance reserves	—	—	18.3	111.5	—	129.8
Pension and post-retirement benefit obligations	—	—	185.4	115.5	—	300.9
Long-term intercompany notes payable	—	—	561.7	687.8	(1,249.5)	—
Other long-term liabilities	2.9	—	197.0	71.1	—	271.0
Total liabilities	4,231.2	722.9	5,404.1	4,169.8	(9,504.5)	5,023.5
Intercompany notes receivable	(577.1)	(687.8)	(583.8)	(34.3)	1,883.0	—
Total URS stockholders' equity	3,044.0	(679.8)	4,816.6	1,771.0	(5,330.7)	3,621.1
Noncontrolling interests	—	—	—	141.9	—	141.9
Total stockholders' equity	3,044.0	(679.8)	4,816.6	1,912.9	(5,330.7)	3,763.0
Total liabilities and stockholders' equity	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
ASSETS
Current assets:
Accounts receivable, including retentions	$—	$—	$0.1	$—	$(0.1)	$—
Net accounts receivable	—	—	0.1	—	(0.1)	—
Intercompany accounts receivable	27.4	—	(315.8)	(261.6)	550.0	—
Total current assets	27.4	—	(315.7)	(261.6)	549.9	—
Investments in and advances to subsidiaries and unconsolidated joint ventures	0.1	—	0.2	(16.7)	16.4	—
Intangible assets, net	—	—	(0.2)	0.2	—	—
Other long-term assets	(0.1)	—	—	(0.2)	0.3	—
Total assets	27.4	—	(315.7)	(278.3)	566.6	—
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and subcontractors payable, including retentions	0.1	—	(0.1)	—	—	—
Accrued salaries and employee benefits	(0.1)	—	0.1	—	—	—
Billings in excess of costs and accrued earnings on contracts	—	—	(0.1)	—	0.1	—
Intercompany accounts payable	27.4	—	(315.7)	(261.7)	550.0	—
Short-term intercompany notes payable	—	—	—	(577.6)	577.6	—
Other current liabilities	0.1	—	(0.1)	4.0	(4.0)	—
Total current liabilities	27.5	—	(315.9)	(835.3)	1,123.7	—
Deferred tax liabilities	—	—	(0.1)	0.1	—	—
Long-term intercompany notes payable	—	—	—	577.6	(577.6)	—
Other long-term liabilities	(0.1)	—	0.1	—	—	—
Total liabilities	27.4	—	(315.9)	(257.6)	546.1	—
Total URS stockholders' equity	—	—	0.2	(20.7)	20.5	—
Total stockholders' equity	—	—	0.2	(20.7)	20.5	—
Total liabilities and stockholders' equity	27.4	—	(315.7)	(278.3)	566.6	—

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
ASSETS
Current assets:
Cash and cash equivalents	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5
Accounts receivable, including retentions	—	—	771.3	811.8	(28.3)	1,554.8
Costs and accrued earnings in excess of billings on contracts	—	—	876.9	515.7	(8.3)	1,384.3
Less receivable allowances	—	—	(29.1)	(40.6)	—	(69.7)
Net accounts receivable	—	—	1,619.1	1,286.9	(36.6)	2,869.4
Intercompany accounts receivable	1,793.2	22.4	3,933.1	1,269.0	(7,017.7)	—
Deferred tax assets	6.8	—	60.3	0.5	—	67.6
Inventory	—	—	5.5	56.0	—	61.5
Other current assets	38.2	—	65.5	111.3	(10.8)	204.2
Total current assets	1,852.6	22.4	5,699.8	3,009.1	(7,066.7)	3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,400.6	20.7	1,812.2	242.2	(7,197.4)	278.3
Property and equipment at cost, net	26.9	—	159.7	500.9	—	687.5
Intangible assets, net	0.2	—	223.3	468.7	—	692.2
Goodwill	—	—	1,778.7	1,468.4	—	3,247.1
Other long-term assets	22.3	—	231.3	115.1	(4.5)	364.2
Total assets	$7,302.6	$43.1	$9,905.0	$5,804.4	$(14,268.6)	$8,786.5
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$18.9	$—	$10.0	$42.9	$—	$71.8
Accounts payable and subcontractors payable, including retentions	4.2	—	382.7	454.8	(38.2)	803.5
Accrued salaries and employee benefits	41.0	—	362.7	155.1	—	558.8
Billings in excess of costs and accrued earnings on contracts	—	—	146.3	143.0	(0.2)	289.1
Intercompany accounts payable	3,165.7	14.7	2,793.4	1,043.9	(7,017.7)	—
Short-term intercompany notes payable	14.3	—	20.0	21.6	(55.9)	—
Other current liabilities	59.5	8.6	146.2	78.0	(14.5)	277.8
Total current liabilities	3,303.6	23.3	3,861.3	1,939.3	(7,126.5)	2,001.0
Long-term debt	952.2	699.6	16.9	323.8	—	1,992.5
Deferred tax liabilities	—	—	247.5	85.6	(4.8)	328.3
Self-insurance reserves	—	—	18.3	111.5	—	129.8
Pension and post-retirement benefit obligations	—	—	185.4	115.5	—	300.9
Long-term intercompany notes payable	—	—	561.7	1,265.4	(1,827.1)	—
Other long-term liabilities	2.8	—	197.1	71.1	—	271.0
Total liabilities	4,258.6	722.9	5,088.2	3,912.2	(8,958.4)	5,023.5
Intercompany notes receivable	(577.1)	(687.8)	(583.8)	(34.3)	1,883.0	—
Total URS stockholders' equity	3,044.0	(679.8)	4,816.8	1,750.3	(5,310.2)	3,621.1
Noncontrolling interests	—	—	—	141.9	—	141.9
Total stockholders' equity	3,044.0	(679.8)	4,816.8	1,892.2	(5,310.2)	3,763.0
Total liabilities and stockholders' equity	$7,302.6	$43.1	$9,905.0	$5,804.4	$(14,268.6)	$8,786.5

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,713.8	$4,420.9	$(162.2)	$10,972.5
Cost of revenues	—	—	(6,305.0)	(4,151.7)	162.2	(10,294.5)
General and administrative expenses	(83.2)	—	—	(0.4)	—	(83.6)
Acquisition-related expenses	(6.7)	—	—	(9.4)	—	(16.1)
Equity in income (loss) in subsidiaries	297.8	20.7	149.6	8.0	(476.1)	—
Equity in income of unconsolidated joint ventures	—	—	21.5	86.1	—	107.6
Operating income (loss)	207.9	20.7	579.9	353.5	(476.1)	685.9
Interest expense	110.8	(20.3)	(107.4)	(53.8)	—	(70.7)
Other income (expenses)	(0.3)	—	—	0.8	—	0.5
Income (loss) before income taxes	318.4	0.4	472.5	300.5	(476.1)	615.7
Income tax benefit (expense)	(7.8)	7.6	(174.7)	(15.0)	—	(189.9)
Net income (loss) including noncontrolling interests	310.6	8.0	297.8	285.5	(476.1)	425.8
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(115.2)	—	(115.2)
Net income (loss) attributable to URS	$310.6	$8.0	$297.8	$170.3	$(476.1)	$310.6
Comprehensive income (loss) attributable to URS	$308.2	$8.0	$283.2	$191.5	$(482.7)	$308.2

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Equity in income (loss) in subsidiaries	$—	$—	$—	$(20.7)	$20.7	$—
Intercompany royalty and general and administrative charges	140.6	—	(122.3)	(18.3)	—	—
Operating income (loss)	140.6	—	(122.3)	(39.0)	20.7	—
Interest expense	(147.0)	(2.6)	106.6	43.0	—	—
Intercompany interest income	7.8	2.6	23.0	2.0	(35.4)	—
Intercompany interest expense	(1.4)	—	(7.3)	(26.7)	35.4	—
Income (loss) before income taxes	—	—	—	(20.7)	20.7	—
Net income (loss) including noncontrolling interests	—	—	—	(20.7)	20.7	—
Net income (loss) attributable to URS	—	—	—	(20.7)	20.7	—
Comprehensive income (loss) attributable to URS	—	—	(0.7)	(20.7)	21.4	—

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,713.8	$4,420.9	$(162.2)	$10,972.5
Cost of revenues	—	—	(6,305.0)	(4,151.7)	162.2	(10,294.5)
General and administrative expenses	(83.2)	—	—	(0.4)	—	(83.6)
Acquisition-related expenses	(6.7)	—	—	(9.4)	—	(16.1)
Equity in income (loss) in subsidiaries	297.8	20.7	149.6	(12.7)	(455.4)	—
Equity in income of unconsolidated joint ventures	—	—	21.5	86.1	—	107.6
Intercompany royalty and general and administrative charges	140.6	—	(122.3)	(18.3)	—	—
Operating income (loss)	348.5	20.7	457.6	314.5	(455.4)	685.9
Interest expense	(36.2)	(22.9)	(0.8)	(10.8)	—	(70.7)
Intercompany interest income	7.8	2.6	23.0	2.0	(35.4)	—
Intercompany interest expense	(1.4)	—	(7.3)	(26.7)	35.4	—
Other income (expenses)	(0.3)	—	—	0.8	—	0.5
Income (loss) before income taxes	318.4	0.4	472.5	279.8	(455.4)	615.7
Income tax benefit (expense)	(7.8)	7.6	(174.7)	(15.0)	—	(189.9)
Net income (loss) including noncontrolling interests	310.6	8.0	297.8	264.8	(455.4)	425.8
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(115.2)	—	(115.2)
Net income (loss) attributable to URS	$310.6	$8.0	$297.8	$149.6	$(455.4)	$310.6
Comprehensive income (loss) attributable to URS	$308.2	$8.0	$282.5	$170.8	$(461.3)	$308.2

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$34.2	$—	$38.6	$280.7	$76.7	$430.2
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(1,345.7)	—	(1,345.7)
Proceeds from disposal of property and equipment	—	—	—	25.3	—	25.3
Payments in settlement of foreign currency forward contracts	(1,260.6)	—	—	—	—	(1,260.6)
Receipts in settlement of foreign currency forward contracts	1,260.3	—	—	—	—	1,260.3
Investments in unconsolidated joint ventures	—	—	(4.3)	(0.1)	—	(4.4)
Changes in restricted cash	—	—	—	3.9	—	3.9
Capital expenditures, less equipment purchased through capital leases and equipment notes	(11.4)	—	(34.6)	(79.4)	—	(125.4)
Dividends received	—	—	0.1	—	(0.1)	—
Net intercompany investing activities	912.5	—	782.2	544.3	(2,239.0)	—
Net cash from investing activities	900.8	—	743.4	(851.7)	(2,239.1)	(1,446.6)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	—	—	—	—	998.9
Payments on long-term debt	(30.0)	—	(5.7)	(2.3)	—	(38.0)
Borrowings from revolving line of credit	560.0	—	—	101.6	—	661.6
Payments on revolving line of credit	(583.6)	—	—	—	—	(583.6)
Net payments under foreign lines of credit and short-term notes	(0.8)	—	(0.2)	(19.5)	—	(20.5)
Net change in overdrafts	—	—	50.1	6.0	(1.6)	54.5
Payments on capital lease obligations	(0.8)	—	(4.9)	(8.9)	—	(14.6)
Payments of debt issuance costs	(8.8)	—	—	—	—	(8.8)
Excess tax benefits from stock-based compensation	0.1	—	—	—	—	0.1
Proceeds from employee stock purchases and exercises of stock options	8.9	—	—	—	—	8.9
Distributions to noncontrolling interests	—	—	—	(83.8)	—	(83.8)
Contributions and advances from noncontrolling interests	—	—	—	2.3	—	2.3
Dividends paid	(44.7)	—	—	(0.1)	0.1	(44.7)
Repurchases of common stock	(40.0)	—	—	—	—	(40.0)
Net intercompany financing activities	(1,973.6)	—	(829.4)	564.0	2,239.0	—
Net cash from financing activities	(1,114.4)	—	(790.1)	559.3	2,237.5	892.3
Net change in cash and cash equivalents	(179.4)	—	(8.1)	(11.7)	75.1	(124.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	2.6	—	2.6
Cash and cash equivalents at beginning of period	193.8	—	24.4	294.5	(76.7)	436.0
Cash and cash equivalents at end of period	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$(0.1)	$—	$—	$0.1	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	30.1	—	75.5	39.2	(144.8)	—
Net cash from investing activities	30.1	—	75.5	39.2	(144.8)	—
Cash flows from financing activities:
Net intercompany financing activities	(30.1)	—	(75.5)	(39.2)	144.8	—
Net cash from financing activities	(30.1)	—	(75.5)	(39.2)	144.8	—
Net change in cash and cash equivalents	(0.1)	—	—	0.1	—	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	$(0.0)	$—	$—	$—	$—	$—

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$34.1	$—	$38.6	$280.8	$76.7	$430.2
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(1,345.7)	—	(1,345.7)
Proceeds from disposal of property and equipment	—	—	—	25.3	—	25.3
Payments in settlement of foreign currency forward contracts	(1,260.6)	—	—	—	—	(1,260.6)
Receipts in settlement of foreign currency forward contracts	1,260.3	—	—	—	—	1,260.3
Investments in unconsolidated joint ventures	—	—	(4.3)	(0.1)	—	(4.4)
Changes in restricted cash	—	—	—	3.9	—	3.9
Capital expenditures, less equipment purchased through capital leases and equipment notes	(11.4)	—	(34.6)	(79.4)	—	(125.4)
Dividends received	—	—	0.1	—	(0.1)	—
Net intercompany investing activities	942.6	—	857.7	583.5	(2,383.8)	—
Net cash from investing activities	930.9	—	818.9	(812.5)	(2,383.9)	(1,446.6)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	—	—	—	—	998.9
Payments on long-term debt	(30.0)	—	(5.7)	(2.3)	—	(38.0)
Borrowings from revolving line of credit	560.0	—	—	101.6	—	661.6
Payments on revolving line of credit	(583.6)	—	—	—	—	(583.6)
Net payments under foreign lines of credit and short-term notes	(0.8)	—	(0.2)	(19.5)	—	(20.5)
Net change in overdrafts	—	—	50.1	6.0	(1.6)	54.5
Payments on capital lease obligations	(0.8)	—	(4.9)	(8.9)	—	(14.6)
Payments of debt issuance costs	(8.8)	—	—	—	—	(8.8)
Excess tax benefits from stock-based compensation	0.1	—	—	—	—	0.1
Proceeds from employee stock purchases and exercises of stock options	8.9	—	—	—	—	8.9
Distributions to noncontrolling interests	—	—	—	(83.8)	—	(83.8)
Contributions and advances from noncontrolling interests	—	—	—	2.3	—	2.3
Dividends paid	(44.7)	—	—	(0.1)	0.1	(44.7)
Repurchases of common stock	(40.0)	—	—	—	—	(40.0)
Net intercompany financing activities	(2,003.7)	—	(904.9)	524.8	2,383.8	—
Net cash from financing activities	(1,144.5)	—	(865.6)	520.1	2,382.3	892.3
Net change in cash and cash equivalents	(179.5)	—	(8.1)	(11.6)	75.1	(124.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	2.6	—	2.6
Cash and cash equivalents at beginning of period	193.9	—	24.4	294.4	(76.7)	436.0
Cash and cash equivalents at end of period	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Balance Sheet Data:

As Reported
ASSETS
Current assets:
Cash and cash equivalents	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0
Accounts receivable, including retentions	—	—	705.5	456.5	(47.3)	1,114.7
Costs and accrued earnings in excess of billings on contracts	—	—	715.6	425.0	(8.6)	1,132.0
Less receivable allowances	—	—	(24.2)	(18.9)	—	(43.1)
Net accounts receivable	—	—	1,396.9	862.6	(55.9)	2,203.6
Intercompany accounts receivable	2,723.5	—	5,319.1	1,492.4	(9,535.0)	—
Deferred tax assets	3.3	—	54.3	5.4	—	63.0
Inventory	—	—	19.5	—	—	19.5
Other current assets	60.1	—	63.2	59.3	(0.8)	181.8
Total current assets	2,980.7	—	6,877.4	2,714.2	(9,668.4)	2,903.9
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,160.8	—	1,709.2	93.6	(6,855.9)	107.7
Property and equipment at cost, net	20.9	—	154.8	93.7	—	269.4
Intangible assets, net	0.2	—	259.3	262.5	—	522.0
Goodwill	—	—	1,778.7	994.3	—	2,773.0
Other long-term assets	24.3	—	249.6	25.2	(12.5)	286.6
Total assets	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$9.0	$—	$11.2	$41.3	$—	$61.5
Accounts payable and subcontractors payable, including retentions	4.3	—	456.6	333.7	(135.5)	659.1
Accrued salaries and employee benefits	35.0	—	393.0	99.0	—	527.0
Billings in excess of costs and accrued earnings on contracts	—	—	149.5	161.3	—	310.8
Intercompany accounts payable	4,099.2	—	4,089.2	1,346.6	(9,535.0)	—
Short-term intercompany notes payable	327.8	—	19.3	393.9	(741.0)	—
Other current liabilities	3.5	—	105.6	58.9	8.5	176.5
Total current liabilities	4,478.8	—	5,224.4	2,434.7	(10,403.0)	1,734.9
Long-term debt	714.3	—	16.2	6.5	—	737.0
Deferred tax liabilities	—	—	274.6	14.1	(12.2)	276.5
Self-insurance reserves	—	—	24.6	108.1	—	132.7
Pension and post-retirement benefit obligations	—	—	162.1	113.9	—	276.0
Other long-term liabilities	4.3	—	172.6	44.2	—	221.1
Total liabilities	5,197.4	—	5,874.5	2,721.5	(10,415.2)	3,378.2
Intercompany notes receivable	(387.7)	—	(6.2)	(347.1)	741.0	—
Total URS stockholders' equity	2,989.5	—	5,154.5	1,354.8	(6,121.6)	3,377.2
Noncontrolling interests	—	—	—	107.2	—	107.2
Total stockholders' equity	2,989.5	—	5,154.5	1,462.0	(6,121.6)	3,484.4
Total liabilities and stockholders' equity	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
ASSETS
Current assets:
Cash and cash equivalents	$0.1	$—	$—	$(0.1)	$—	$—
Intercompany accounts receivable	(102.3)	—	(166.8)	—	269.1	—
Total current assets	(102.2)	—	(166.8)	(0.1)	269.1	—
Investments in and advances to subsidiaries and unconsolidated joint ventures	(0.1)	—	—	0.1	—	—
Total assets	(102.3)	—	(166.8)	—	269.1	—
LIABILITIES AND EQUITY
Current liabilities:
Intercompany accounts payable	(102.3)	—	(166.8)	—	269.1	—
Total current liabilities	(102.3)	—	(166.8)	—	269.1	—
Total liabilities	(102.3)	—	(166.8)	—	269.1	—
Total liabilities and stockholders' equity	(102.3)	—	(166.8)	—	269.1	—

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
ASSETS
Current assets:
Cash and cash equivalents	$193.9	$—	$24.4	$294.4	$(76.7)	$436.0
Accounts receivable, including retentions	—	—	705.5	456.5	(47.3)	1,114.7
Costs and accrued earnings in excess of billings on contracts	—	—	715.6	425.0	(8.6)	1,132.0
Less receivable allowances	—	—	(24.2)	(18.9)	—	(43.1)
Net accounts receivable	—	—	1,396.9	862.6	(55.9)	2,203.6
Intercompany accounts receivable	2,621.2	—	5,152.3	1,492.4	(9,265.9)	—
Deferred tax assets	3.3	—	54.3	5.4	—	63.0
Inventory	—	—	19.5	—	—	19.5
Other current assets	60.1	—	63.2	59.3	(0.8)	181.8
Total current assets	2,878.5	—	6,710.6	2,714.1	(9,399.3)	2,903.9
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,160.7	—	1,709.2	93.7	(6,855.9)	107.7
Property and equipment at cost, net	20.9	—	154.8	93.7	—	269.4
Intangible assets, net	0.2	—	259.3	262.5	—	522.0
Goodwill	—	—	1,778.7	994.3	—	2,773.0
Other long-term assets	24.3	—	249.6	25.2	(12.5)	286.6
Total assets	$8,084.6	$—	$10,862.2	$4,183.5	$(16,267.7)	$6,862.6
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$9.0	$—	$11.2	$41.3	$—	$61.5
Accounts payable and subcontractors payable, including retentions	4.3	—	456.6	333.7	(135.5)	659.1
Accrued salaries and employee benefits	35.0	—	393.0	99.0	—	527.0
Billings in excess of costs and accrued earnings on contracts	—	—	149.5	161.3	—	310.8
Intercompany accounts payable	3,996.9	—	3,922.4	1,346.6	(9,265.9)	—
Short-term intercompany notes payable	327.8	—	19.3	393.9	(741.0)	—
Other current liabilities	3.5	—	105.6	58.9	8.5	176.5
Total current liabilities	4,376.5	—	5,057.6	2,434.7	(10,133.9)	1,734.9
Long-term debt	714.3	—	16.2	6.5	—	737.0
Deferred tax liabilities	—	—	274.6	14.1	(12.2)	276.5
Self-insurance reserves	—	—	24.6	108.1	—	132.7
Pension and post-retirement benefit obligations	—	—	162.1	113.9	—	276.0
Other long-term liabilities	4.3	—	172.6	44.2	—	221.1
Total liabilities	5,095.1	—	5,707.7	2,721.5	(10,146.1)	3,378.2
Intercompany notes receivable	(387.7)	—	(6.2)	(347.1)	741.0	—
Total URS stockholders' equity	2,989.5	—	5,154.5	1,354.8	(6,121.6)	3,377.2
Noncontrolling interests	—	—	—	107.2	—	107.2
Total stockholders' equity	2,989.5	—	5,154.5	1,462.0	(6,121.6)	3,484.4
Total liabilities and stockholders' equity	$8,084.6	$—	$10,862.2	$4,183.5	$(16,267.7)	$6,862.6

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,924.6	$3,125.9	$(505.5)	$9,545.0
Cost of revenues	—	—	(6,556.0)	(2,938.3)	505.5	(8,988.8)
General and administrative expenses	(81.2)	—	—	1.7	—	(79.5)
Acquisition-related expenses	—	—	(1.0)	—	—	(1.0)
Restructuring costs	—	—	—	(5.5)	—	(5.5)
Goodwill impairment	—	—	(601.7)	(224.1)	—	(825.8)
Equity in income (loss) in subsidiaries	(487.6)	—	(78.7)	—	566.3	—
Equity in income of unconsolidated joint ventures	—	—	8.6	123.6	—	132.2
Operating income (loss)	(568.8)	—	(304.2)	83.3	566.3	(223.4)
Interest expense	118.1	—	(121.9)	(18.3)	—	(22.1)
Income (loss) before income taxes	(450.7)	—	(426.1)	65.0	566.3	(245.5)
Income tax benefit (expense)	(15.1)	—	(61.5)	(15.2)	—	(91.8)
Net income (loss) including noncontrolling interests	(465.8)	—	(487.6)	49.8	566.3	(337.3)
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(128.5)	—	(128.5)
Net income (loss) attributable to URS	$(465.8)	$—	$(487.6)	$(78.7)	$566.3	$(465.8)
Comprehensive income (loss) attributable to URS	$(539.7)	$—	$(573.1)	$(135.2)	$708.3	$(539.7)

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Intercompany royalty and general and administrative charges	$136.9	$—	$(122.6)	$(14.3)	$—	$0.0
Operating income (loss)	136.9	—	(122.6)	(14.3)	—	0.0
Interest expense	(139.0)	—	121.3	17.7	—	—
Intercompany interest income	2.9	—	1.7	1.7	(6.3)	—
Intercompany interest expense	(0.8)	—	(0.4)	(5.1)	6.3	—

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,924.6	$3,125.9	$(505.5)	$9,545.0
Cost of revenues	—	—	(6,556.0)	(2,938.3)	505.5	(8,988.8)
General and administrative expenses	(81.2)	—	—	1.7	—	(79.5)
Acquisition-related expenses	—	—	(1.0)	—	—	(1.0)
Restructuring costs	—	—	—	(5.5)	—	(5.5)
Goodwill impairment	—	—	(601.7)	(224.1)	—	(825.8)
Equity in income (loss) in subsidiaries	(487.6)	—	(78.7)	—	566.3	—
Equity in income of unconsolidated joint ventures	—	—	8.6	123.6	—	132.2
Intercompany royalty and general and administrative charges	136.9	—	(122.6)	(14.3)	—	0.0
Operating income (loss)	(431.9)	—	(426.8)	69.0	566.3	(223.4)
Interest expense	(20.9)	—	(0.6)	(0.6)	—	(22.1)
Intercompany interest income	2.9	—	1.7	1.7	(6.3)	—
Intercompany interest expense	(0.8)	—	(0.4)	(5.1)	6.3	—
Income (loss) before income taxes	(450.7)	—	(426.1)	65.0	566.3	(245.5)
Income tax benefit (expense)	(15.1)	—	(61.5)	(15.2)	—	(91.8)
Net income (loss) including noncontrolling interests	(465.8)	—	(487.6)	49.8	566.3	(337.3)
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(128.5)	—	(128.5)
Net income (loss) attributable to URS	$(465.8)	$—	$(487.6)	$(78.7)	$566.3	$(465.8)
Comprehensive income (loss) attributable to URS	$(539.7)	$—	$(573.1)	$(135.2)	$708.3	$(539.7)

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$(132.1)	$—	$491.9	$222.8	$(76.7)	$505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	(298.4)	16.3	—	(282.1)
Proceeds from disposal of property and equipment	—	—	3.8	10.3	—	14.1
Investments in unconsolidated joint ventures	—	—	(19.5)	(0.1)	—	(19.6)
Changes in restricted cash	—	—	—	7.0	—	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(8.6)	—	(49.3)	(9.6)	—	(67.5)
Dividends received	—	—	5.9	—	(5.9)	—
Net intercompany investing activities	(142.1)	—	(480.2)	(437.7)	1,060.0	—
Net cash from investing activities	(150.7)	—	(837.7)	(413.8)	1,054.1	(348.1)
Cash flows from financing activities:
Borrowings from long-term debt	700.0	—	—	—	—	700.0
Payments on long-term debt	(625.0)	—	(7.3)	(0.3)	—	(632.6)
Borrowings from revolving line of credit	138.6	—	—	—	—	138.6
Payments on revolving line of credit	(115.7)	—	—	—	—	(115.7)
Net payments under foreign lines of credit and short-term notes	(0.6)	—	(1.4)	(14.4)	—	(16.4)
Net change in overdrafts	—	—	(97.2)	0.4	78.8	(18.0)
Payments on capital lease obligations	(0.5)	—	(6.1)	(4.3)	—	(10.9)
Payments of debt issuance costs	(3.9)	—	—	—	—	(3.9)
Excess tax benefits from stock-based compensation	0.8	—	—	—	—	0.8
Proceeds from employee stock purchases and exercises of stock options	11.7	—	—	—	—	11.7
Distributions to noncontrolling interests	—	—	—	(111.7)	—	(111.7)
Contributions and advances from noncontrolling interests	—	—	(0.2)	6.8	—	6.6
Dividends paid	—	—	—	(5.9)	5.9	—
Repurchases of common stock	(242.8)	—	—	—	—	(242.8)
Net intercompany financing activities	229.1	—	454.4	376.5	(1,060.0)	—
Net cash from financing activities	91.7	—	342.2	247.1	(975.3)	(294.3)
Net change in cash and cash equivalents	(191.1)	—	(3.6)	56.1	2.1	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(1.3)	—	(1.3)
Cash and cash equivalents at beginning of period	384.9	—	28.0	239.7	(78.8)	573.8
Cash and cash equivalents at end of period	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$—	$—	$(1.5)	$1.5	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	162.8	—	163.1	(39.8)	(286.1)	—
Net cash from investing activities	162.8	—	163.1	(39.8)	(286.1)	—
Cash flows from financing activities:
Net intercompany financing activities	(162.8)	—	(161.6)	38.3	286.1	—
Net cash from financing activities	(162.8)	—	(161.6)	38.3	286.1	—
Net change in cash and cash equivalents	—	—	0.0	—	0.0	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	0.1	—	0.0	(0.1)	0.0	—

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$(132.1)	$—	$490.4	$224.3	$(76.7)	$505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	(298.4)	16.3	—	(282.1)
Proceeds from disposal of property and equipment	—	—	3.8	10.3	—	14.1
Investments in unconsolidated joint ventures	—	—	(19.5)	(0.1)	—	(19.6)
Changes in restricted cash	—	—	—	7.0	—	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(8.6)	—	(49.3)	(9.6)	—	(67.5)
Dividends received	—	—	5.9	—	(5.9)	—
Net intercompany investing activities	$20.7	—	(317.1)	(477.5)	773.9	—
Net cash from investing activities	$12.1	$—	$(674.6)	$(453.6)	$768.0	$(348.1)
Cash flows from financing activities:
Borrowings from long-term debt	700.0	—	—	—	—	700.0
Payments on long-term debt	(625.0)	—	(7.3)	(0.3)	—	(632.6)
Borrowings from revolving line of credit	138.6	—	—	—	—	138.6
Payments on revolving line of credit	(115.7)	—	—	—	—	(115.7)
Net payments under foreign lines of credit and short-term notes	(0.6)	—	(1.4)	(14.4)	—	(16.4)
Net change in overdrafts	—	—	(97.2)	0.4	78.8	(18.0)
Payments on capital lease obligations	(0.5)	—	(6.1)	(4.3)	—	(10.9)
Payments of debt issuance costs	(3.9)	—	—	—	—	(3.9)
Excess tax benefits from stock-based compensation	0.8	—	—	—	—	0.8
Proceeds from employee stock purchases and exercises of stock options	11.7	—	—	—	—	11.7
Distributions to noncontrolling interests	—	—	—	(111.7)	—	(111.7)
Contributions and advances from noncontrolling interests	—	—	(0.2)	6.8	—	6.6
Dividends paid	—	—	—	(5.9)	5.9	—
Repurchases of common stock	(242.8)	—	—	—	—	(242.8)
Net intercompany financing activities	$66.3	—	292.8	414.8	(773.9)	—
Net cash from financing activities	$(71.1)	$—	$180.6	$285.4	$(689.2)	$(294.3)
Net change in cash and cash equivalents	(191.1)	—	(3.6)	56.1	2.1	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(1.3)	—	(1.3)
Cash and cash equivalents at beginning of period	385.0	—	28.0	239.6	(78.8)	573.8
Cash and cash equivalents at end of period	$193.9	$—	$24.4	$294.4	$(76.7)	$436.0

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,923.7	$2,673.4	$(420.0)	$9,177.1
Cost of revenues	—	—	(6,541.8)	(2,487.7)	420.0	(8,609.5)
General and administrative expenses	(76.6)	—	—	5.6	—	(71.0)
Acquisition-related expenses	—	—	—	(11.9)	—	(11.9)
Restructuring costs	—	—	—	(10.6)	—	(10.6)
Equity in income (loss) in subsidiaries	268.2	—	172.9	—	(441.1)	—
Equity in income of unconsolidated joint ventures	—	—	9.6	60.7	—	70.3
Operating income (loss)	191.6	—	564.4	229.5	(441.1)	544.4
Interest expense	117.0	—	(124.6)	(23.0)	—	(30.6)
Income (loss) before income taxes	308.6	—	439.8	206.5	(441.1)	513.8
Income tax benefit (expense)	(20.7)	—	(171.6)	64.7	—	(127.6)
Net income (loss) including noncontrolling interests	287.9	—	268.2	271.2	(441.1)	386.2
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(98.3)	—	(98.3)
Net income (loss) attributable to URS	$287.9	$—	$268.2	$172.9	$(441.1)	$287.9
Comprehensive income (loss) attributable to URS	$300.2	$—	$265.2	$189.3	$(454.5)	$300.2

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Equity in income (loss) in subsidiaries	$—	$—	$11.8	$—	$(11.8)	$—
Intercompany royalty and general and administrative charges	146.4	—	(138.5)	(7.9)	—	—
Operating income (loss)	146.4	—	(126.7)	(7.9)	(11.8)	—
Interest expense	(148.4)	—	126.8	21.6	—	—
Intercompany interest income	2.7	—	1.2	1.9	(5.8)	—
Intercompany interest expense	(0.7)	—	(1.3)	(3.8)	5.8	—
Income (loss) before income taxes	—	—	—	11.8	(11.8)	—
Net income (loss) including noncontrolling interests	—	—	—	11.8	(11.8)	—
Net income (loss) attributable to URS	—	—	—	11.8	(11.8)	—
Comprehensive income (loss) attributable to URS	—	—	—	11.8	(11.8)	—

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,923.7	$2,673.4	$(420.0)	$9,177.1
Cost of revenues	—	—	(6,541.8)	(2,487.7)	420.0	(8,609.5)
General and administrative expenses	(76.6)	—	—	5.6	—	(71.0)
Acquisition-related expenses	—	—	—	(11.9)	—	(11.9)
Restructuring costs	—	—	—	(10.6)	—	(10.6)
Equity in income (loss) in subsidiaries	268.2	—	184.7	—	(452.9)	—
Equity in income of unconsolidated joint ventures	—	—	9.6	60.7	—	70.3
Intercompany royalty and general and administrative charges	146.4	—	(138.5)	(7.9)	—	—
Operating income (loss)	338.0	—	437.7	221.6	(452.9)	544.4
Interest expense	(31.4)	—	2.2	(1.4)	—	(30.6)
Intercompany interest income	2.7	—	1.2	1.9	(5.8)	—
Intercompany interest expense	(0.7)	—	(1.3)	(3.8)	5.8	—
Income (loss) before income taxes	308.6	—	439.8	218.3	(452.9)	513.8
Income tax benefit (expense)	(20.7)	—	(171.6)	64.7	—	(127.6)
Net income (loss) including noncontrolling interests	287.9	—	268.2	283.0	(452.9)	386.2
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(98.3)	—	(98.3)
Net income (loss) attributable to URS	$287.9	$—	$268.2	$184.7	$(452.9)	$287.9
Comprehensive income (loss) attributable to URS	$300.2	$—	$265.2	$201.1	$(466.3)	$300.2

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$(7.0)	$—	$446.5	$85.6	$1.3	$526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(291.7)	—	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures	—	—	21.4	(0.7)	—	20.7
Proceeds from disposal of property and equipment	—	—	4.7	3.6	—	8.3
Investments in unconsolidated joint ventures	—	—	(6.0)	—	—	(6.0)
Changes in restricted cash	—	—	—	(16.1)	—	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(4.6)	—	(26.0)	(14.6)	—	(45.2)
Maturity of short-term investment	—	—	—	30.2	—	30.2
Dividends received	—	—	27.8	—	(27.8)	—
Net intercompany investing activities	(761.7)	—	(730.2)	(112.7)	1,604.6	—
Net cash from investing activities	(766.3)	—	(708.3)	(402.0)	1,576.8	(299.8)
Cash flows from financing activities:
Payments on long-term debt	(150.0)	—	(9.6)	—	—	(159.6)
Net payments under foreign lines of credit and short-term notes	(0.5)	—	(0.4)	(6.7)	—	(7.6)
Net change in overdrafts	—	—	14.6	—	(0.2)	14.4
Payments on capital lease obligations	(0.4)	—	(6.4)	(0.7)	—	(7.5)
Excess tax benefits from stock-based compensation	1.2	—	—	—	—	1.2
Proceeds from employee stock purchases and exercises of stock options	11.3	—	—	—	—	11.3
Distributions to noncontrolling interests	—	—	—	(107.2)	—	(107.2)
Contributions and advances from noncontrolling interests	—	—	—	8.2	—	8.2
Dividends paid	—	—	—	(27.8)	27.8	—
Repurchases of common stock	(128.3)	—	—	—	—	(128.3)
Net intercompany financing activities	1,157.7	—	239.4	207.5	(1,604.6)	—
Net cash from financing activities	891.0	—	237.6	73.3	(1,577.0)	(375.1)
Net change in cash and cash equivalents	117.7	—	(24.2)	(243.1)	1.1	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	1.2	—	1.2
Cash and cash equivalents at beginning of period	267.2	—	52.2	481.6	(79.9)	721.1
Cash and cash equivalents at end of period	$384.9	$—	$28.0	$239.7	$(78.8)	$573.8

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$—	$—	$(11.8)	$11.8	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	118.1	—	124.2	30.5	(272.8)	—
Net cash from investing activities	118.1	—	124.2	30.5	(272.8)	—
Cash flows from financing activities:
Net intercompany financing activities	(118.1)	—	(112.4)	(42.3)	272.8	—
Net cash from financing activities	(118.1)	—	(112.4)	(42.3)	272.8	—
Net change in cash and cash equivalents	(0.0)	—	—	—	—	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	0.1	—	—	(0.1)	—	—

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$(7.0)	$—	$434.7	$97.4	$1.3	$526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(291.7)	—	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures	—	—	21.4	(0.7)	—	20.7
Proceeds from disposal of property and equipment	—	—	4.7	3.6	—	8.3
Investments in unconsolidated joint ventures	—	—	(6.0)	—	—	(6.0)
Changes in restricted cash	—	—	—	(16.1)	—	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(4.6)	—	(26.0)	(14.6)	—	(45.2)
Maturity of short-term investment	—	—	—	30.2	—	30.2
Dividends received	—	—	27.8	—	(27.8)	—
Net intercompany investing activities	(643.6)	—	(606.0)	(82.2)	1,331.8	—
Net cash from investing activities	(648.2)	—	(584.1)	(371.5)	1,304.0	(299.8)
Cash flows from financing activities:
Payments on long-term debt	(150.0)	—	(9.6)	—	—	(159.6)
Net payments under foreign lines of credit and short-term notes	(0.5)	—	(0.4)	(6.7)	—	(7.6)
Net change in overdrafts	—	—	14.6	—	(0.2)	14.4
Payments on capital lease obligations	(0.4)	—	(6.4)	(0.7)	—	(7.5)
Excess tax benefits from stock-based compensation	1.2	—	—	—	—	1.2
Proceeds from employee stock purchases and exercises of stock options	11.3	—	—	—	—	11.3
Distributions to noncontrolling interests	—	—	—	(107.2)	—	(107.2)
Contributions and advances from noncontrolling interests	—	—	—	8.2	—	8.2
Dividends paid	—	—	—	(27.8)	27.8	—
Repurchases of common stock	(128.3)	—	—	—	—	(128.3)
Net intercompany financing activities	1,039.6	—	127.0	165.2	(1,331.8)	—
Net cash from financing activities	772.9	—	125.2	31.0	(1,304.2)	(375.1)
Net change in cash and cash equivalents	117.7	—	(24.2)	(243.1)	1.1	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	1.2	—	1.2
Cash and cash equivalents at beginning of period	267.3	—	52.2	481.5	(79.9)	721.1
Cash and cash equivalents at end of period	$385.0	$—	$28.0	$239.6	$(78.8)	$573.8